Commitments and contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Summary of Future Minimum Lease Payments under Non-cancelable Operating Leases

Future minimum lease payments under non-cancelable operating leases as of September 30, 2020 were as follows (in thousands):

Operating Leases
2020 remaining three months	$478
2021	1,871
2022	686

Total minimum lease payments	$3,035

The future minimum lease payments required under non-cancelable leases as of December 31, 2019 are summarized as follows (in thousands):

Year ending December 31,
2020	$1,892
2021	1,871
2022	686
2023	—
2024	—

Total minimum lease payments	$4,449